UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock Income Securities Trust

Semiannual Report
4.30.09

Ticker | **JHS**

Portfolio summary

Portfolio diversification[1]

Bonds			62%

U.S. government & agencies			23%

Collateralized mortgage obligations			12%

Short-term investments & other			3%

Sector composition[1,2]

U.S. government & agencies	23%	Telecommunication services	6%

Financials	16%	Industrials	6%

Mortgage bonds	10%	Consumer staples	5%

Consumer discretionary	9%	Materials	4%

Energy	8%	Health care	3%

Utilities	7%	Short-term investments & other	3%

Quality distribution[1]

AAA	26%

AA	4%

A	22%

BBB	25%

BB	10%

B	6%

CCC	4%

Short-term investments & other	3%

1 As a percentage of the Fund’s total investments on April 30, 2009.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Bonds 88.24%					$106,400,626

(Cost $129,658,998)

Aerospace & Defense 0.16%					197,638

Vought Aircraft Industries, Inc.,
Sr Note	8.000%	07-15-11	CCC	$485	197,638

Agricultural Products 0.41%					496,634

Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350	04-15-14	BBB–	555	496,634

Air Freight & Logistics 0.33%					402,460

Fedex Corp.,
Sr Note	7.375	01-15-14	BBB	370	402,460

Airlines 1.75%					2,112,219

Continental Airlines, Inc.,
Ser 1999-1 Class A	6.545	02-02-19	A–	337	297,866
Ser 2000-2 Class B	8.307	04-02-18	B+	375	258,483
Ser 2001-1 Class C	7.033	06-15-11	B+	105	85,750

Delta Airlines, Inc.,
Ser 2002-1 Class G2	6.417	07-02-12	BBB+	825	660,000
Ser 2007-1 Class A	6.821	08-10-22	A–	722	523,095

Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1	7.027	11-01-19	BBB+	445	287,025

Aluminum 0.72%					871,231

CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	1,015	588,700

Rio Tinto Alcan, Inc.,
Gtd Note	6.125	12-15-33	BBB	415	282,531

Apparel Retail 0.23%					280,382

TJX Cos., Inc,
Sr Note	6.950	04-15-19	A	270	280,382

Asset Management & Custody Banks 0.50%					607,711

Northern Trust Co.,
Note	6.500	08-15-18	AA–	225	233,375
Sr Note	4.625	05-01-14	AA–	370	374,336

Auto Parts & Equipment 0.87%					1,043,250

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11-01-15	CCC+	1,000	600,000

Exide Technologies,
Sr Sec Note Ser B	10.500	03-15-13	B–	445	333,750

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	CCC	365	109,500

See notes to financial statements

Semiannual report | Income Securities Trust	7

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Brewers 0.67%					$806,787

Miller Brewing Co.,
Gtd Note (S)	5.500%	08-15-13	BBB+	$365	350,337

SABmiller PLC,
Note (S)	6.500	07-15-18	BBB+	465	456,450

Broadcasting & Cable TV 0.41%					499,326

Charter Communications Holdings
II, LLC,
Gtd Sr Note (H)(S)	10.250	10-01-13	C	447	397,830

Nexstar Broadcasting, Inc.,
Gtd Note PIK (G)(S)	7.000	01-15-14	CCC	254	71,676
Sr Sub Note	7.000	01-15-14	CCC	84	29,820

Cable & Satellite 2.44%					2,943,118

Canadian Satellite Radio Holdings, Inc.,
Sr Note (G)	12.750	02-15-14	CCC+	979	220,275

Comcast Cable Communications
Holdings, Inc.,
Sr Note	8.375	03-15-13	BBB+	1,095	1,207,416

COX Communications, Inc.,
Bond (S)	8.375	03-01-39	BBB–	205	198,949

CSC Holdings, Inc.,
Sr Note	7.875	02-15-18	BB	390	378,300

Time Warner Cable, Inc.,
Gtd Sr Note	8.750	02-14-19	BBB	290	326,009
Gtd Sr Note	6.750	07-01-18	BBB	605	612,169

Casinos & Gaming 3.42%					4,117,150

Chukchansi Economic
Development Authority,
Sr Note (S)	8.000	11-15-13	B+	460	195,500

Downstream Development Authority of
the Quapaw Tribe of Oklahoma,
Sr Sec Note (S)	12.000	10-15-15	B–	500	195,000

Fontainebleau Las Vegas Holdings, LLC,
Note (S)	11.000	06-15-15	CC	995	34,825

Greektown Holdings, LLC,
Sr Note (G)(H)(S)	10.750	12-01-13	D	1,015	60,900

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	500	361,250

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	CCC	500	200,000

MTR Gaming Group, Inc.,
Gtd Sr Sub Note Ser B	9.000	06-01-12	CCC	290	136,300

Pinnacle Entertainment, Inc.,
Sr Sub Note	7.500	06-15-15	B+	1,000	830,000

Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	3.820	03-15-14	BB	500	330,000

Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB	650	465,575

Turning Stone Resort &
Casino Enterprise,
Sr Note (S)	9.125	09-15-14	B+	1,540	1,124,200

Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-14	B	306	183,600

See notes to financial statements

8	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Coal & Consumable Fuels 0.17%					$210,250

Drummond Co., Inc.,
Sr Note (S)	7.375%	02-15-16	BB–	$290	210,250

Commodity Chemicals 0.27%					330,000

Sterling Chemicals, Inc.,
Gtd Sr Sec Note	10.250	04-01-15	B–	400	330,000

Computer Hardware 0.33%					391,445

NCR Corp.,
Sr Note	7.125	06-15-09	BBB–	390	391,445

Construction & Farm Machinery & Heavy Trucks 0.28%					340,000

Manitowoc Co., Inc.,
Gtd Sr Note	7.125	11-01-13	BB	500	340,000

Consumer Finance 2.22%					2,670,410

American Express Credit Co.,
Sr Note Ser C	7.300	08-20-13	BBB+	670	671,209

American General Finance Corp.,
Note Ser J	6.900	12-15-17	BB+	1,470	592,430

Capital One Financial Corp.,
Sr Note	6.750	09-15-17	BBB+	1,000	844,844

Ford Motor Credit Co.,
Sr Note	8.000	12-15-16	CCC+	140	106,796

Nelnet, Inc.,
Note (7.400% to 9-1-11 then variable)	7.400	09-29-36	BB–	715	214,543

SLM Corp.,
Sr Note Ser MTN	8.450	06-15-18	BBB–	395	240,588

Data Processing & Outsourced Services 0.36%					437,992

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	460	437,992

Department Stores 0.69%					826,144

J.C. Penney Co., Inc.,
Debenture	7.650	08-15-16	BB	445	402,770

Macy’s Retail Holdings, Inc.,
Gtd Note	7.875	07-15-15	BB	450	423,374

Diversified Banks 2.52%					3,041,902

Barclays Bank PLC,
Bond (6.860% to 6-15-32 then
variable) (S)	6.860	06-15-32	BBB+	1,655	743,012

Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15 then
variable) (S)	5.506	04-15-15	A2	940	488,800

Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12-29-49	A1	750	675,000

Natixis SA,
Sub Bond (10.000% to 4-30-18 then
variable) (S)	10.000	12-18-49	BBB	420	172,275

Royal Bank of Scotland Group PLC,
Jr Sub Bond Ser MTN (7.640% to
9-29-17 then variable)	7.640	03-31-49	B+	400	116,000

Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BBB+	480	313,659

Wachovia Bank NA,
Sub Note	5.850	02-01-37	AA	390	277,446
Sub Note Ser BKNT	6.600	01-15-38	AA	325	255,710

See notes to financial statements

Semiannual report | Income Securities Trust	9

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Diversified Chemicals 0.61%					$740,700

EI Du Pont de Nemours & Co.,
Sr Note	5.875%	01-15-14	A	$695	740,700

Diversified Financial Services 0.93%					1,126,641

ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	465	344,776

General Electric Capital Corp.,
Sr Note	6.875	01-10-39	AA+	475	372,181

SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then
variable) (S)	6.078	01-25-49	BBB+	590	409,684

Diversified Metals & Mining 0.61%					734,912

Rio Tinto Finance (USA) Ltd.,
Gtd Note	8.950	05-01-14	BBB	710	734,912

Drug Retail 1.13%					1,364,980

CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12
then variable)	6.302	06-01-37	BBB–	990	643,500
Note	6.600	03-15-19	BBB+	340	359,653
Sr Note	5.750	06-01-17	BBB+	360	361,827

Electric Utilities 7.52%					9,072,593

Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06-01-17	BBB	680	668,284

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB	680	677,541

Commonwealth Edison Co.,
Sec Bond	5.800	03-15-18	BBB+	705	670,992

Delmarva Power & Light Co.,
1st Mtg	6.400	12-01-13	A–	345	360,342

Duke Energy Carolinas LLC,
1st Ref Mtg	5.750	11-15-13	A	1,000	1,080,790

Duke Energy Corp.,
Sr Note	6.300	02-01-14	BBB+	340	358,545

FPL Energy National Wind LLC,
Sr Sec Note (S)	5.608	03-10-24	BBB–	309	247,619

Indiantown Cogeneration LP,
1st Mtg Note Ser A–9	9.260	12-15-10	BB+	212	207,376

ITC Holdings Corp.,
Sr Note (S)	5.875	09-30-16	BBB–	175	161,631

Midwest Generation LLC,
Note Ser B	8.560	01-02-16	BB+	330	314,083

Monongahela Power Co.,
Note (S)	7.950	12-15-13	BBB+	635	671,345

Oncor Electric Delivery Co.,
Sr Sec Note	6.375	05-01-12	BBB+	820	834,087

Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB–	565	564,254

PNPP II Funding Corp.,
Debenture	9.120	05-30-16	BBB	387	404,311

Progress Energy, Inc.,
Sr Note	7.050	03-15-19	BBB	485	514,144

Southern Power Co.,
Sr Note Ser D	4.875	07-15-15	BBB+	270	252,807

See notes to financial statements

10	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Electric Utilities (continued)

Texas Competitive Electric Holdings
Co. LLC,
Gtd Sr Note Ser A	10.250%	11-01-15	CCC	$1,000	$567,500

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB	524	516,942

Electrical Components & Equipment 0.97%					1,165,572

Freescale Semiconductor, Inc.,
Gtd Sr Note	8.875	12-15-14	CCC	1,000	340,000

GrafTech Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	Ba3	41	38,130

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB	775	787,442

Electronic Manufacturing Services 0.48%					578,428

Tyco Electronics Group SA,
Gtd Note	6.550	10-01-17	BBB–	260	200,106
Gtd Note	6.000	10-01-12	BBB–	415	378,322

Environmental & Facilities Services 0.08%					92,400

Blaze Recycling & Metals LLC,
Gtd Sr Sec Note (G)(S)	10.875	07-15-12	B	165	92,400

Fertilizers & Agricultural Chemicals 0.72%					871,810

Mosiac Co.,
Sr Note (S)	7.625	12-01-16	BBB–	480	482,400

Potash Corp. of Saskatchewan, Inc.,
Sr Note	5.250	05-15-14	A–	380	389,410

Food Retail 0.07%					78,133

SUPERVALU, Inc.,
Sr Note	8.000	05-01-16	B+	80	78,133

Gas Utilities 0.68%					820,406

Atmos Energy Corp.,
Sr Note	8.500	03-15-19	BBB+	395	418,622

DCP Midstream LLC,
Sr Note (S)	9.750	03-15-19	BBB	405	401,784

Gold 0.30%					361,991

Barrick Gold Corp.,
Sr Note	6.950	04-01-19	A–	350	361,991

Health Care Equipment 1.51%					1,815,115

Covidien International Finance SA,
Gtd Sr Note	6.000	10-15-17	A–	405	415,109
Gtd Sr Note	5.450	10-15-12	A–	930	965,354

Hospira, Inc.,
Sr Note	6.050	03-30-17	BBB	485	434,652

Health Care Facilities 1.38%					1,664,025

Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07-15-15	B	695	691,525

Sun Healthcare Group, Inc.,
Gtd Sr Sub Note	9.125	04-15-15	CCC+	1,000	972,500

Health Care Services 0.73%					875,270

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	850	875,270

See notes to financial statements

Semiannual report | Income Securities Trust	11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Home Improvement Retail 0.19%					$234,490

Home Depot, Inc.,
Sr Note	5.875%	12-16-36	BBB+	$320	234,490

Household Appliances 0.57%					684,080

Whirlpool Corp.,
MTN	8.600	05-01-14	BBB–	335	343,254
MTN	8.000	05-01-12	BBB–	335	340,826

Household Products 0.27%					320,775

Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02-15-15	B–	455	320,775

Independent Power Producers & Energy Traders 1.27%					1,532,309

AES Eastern Energy LP,
Ser 1999-A	9.000	01-02-17	BB+	938	868,028

Constellation Energy Group, Inc.,
Sr Note	4.550	06-15-15	BBB	415	337,656

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB	325	326,625

Industrial Conglomerates 0.66%					791,753

Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500	02-13-13	A–	750	791,753

Industrial Machinery 0.84%					1,017,374

Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note	6.875	08-15-18	BBB+	545	493,051
Gtd Note	6.000	08-15-13	BBB+	540	524,323

Industrial REIT’s 0.33%					394,820

Prologis,
Sr Sec Note	6.625	05-15-18	BBB–	605	394,820

Integrated Oil & Gas 2.84%					3,428,419

ConocoPhillips,
Gtd Note	6.500	02-01-39	A	800	792,623
Gtd Note	4.400	05-15-13	A	1,000	1,022,578

Marathon Oil Corp.,
Sr Note	7.500	02-15-19	BBB+	200	209,561

Petro-Canada,
Debenture	9.250	10-15-21	BBB	1,000	1,039,363
Sr Note	6.050	05-15-18	BBB	400	364,294

Integrated Telecommunication Services 4.72%					5,695,830

AT&T, Inc.,
Sr Note	6.700	11-15-13	A	980	1,086,824

Bellsouth Corp.,
Debenture	6.300	12-15-15	A	823	839,507

Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01-15-14	B–	1,025	1,012,187

Qwest Corp.,
Sr Note (S)	8.375	05-01-16	BBB–	330	328,350
Sr Note	7.875	09-01-11	BBB–	445	441,663

Telecom Italia Capital,
Gtd Sr Note	7.721	06-04-38	BBB	765	667,957

Verizon Communications, Inc.,
Sr Bond	6.900	04-15-38	A	405	399,882

See notes to financial statements

12	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Integrated Telecommunication Services (continued)

Verizon Wireless Capital LLC,
Sr Note (S)	7.375%	11-15-13	A	$355	$394,985

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B–	630	524,475

Investment Banking & Brokerage 6.30%					7,598,539

Bear Stearns Cos., Inc.,
Sr Note	7.250	02-01-18	A+	1,000	1,021,218

Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18
then variable) (H)	8.400	04-30-18	C	330	220,727
Sr Note	6.125	05-15-18	A	1,790	1,504,346
Sr Note	5.850	12-11-34	A	300	225,750

Goldman Sachs Group, Inc.,
Sr Note	7.500	02-15-19	A	485	497,670
Sr Note	5.125	01-15-15	A	760	720,182

JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18
then variable)	7.900	12-31-49	BBB+	655	498,291
Sr Note	6.300	04-23-19	A+	765	752,793

Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05-14-38	A–	495	338,070
MTN	6.150	04-25-13	A	1,000	919,400

Morgan Stanley Co.,
Sr Note	5.375	10-15-15	A	1,000	900,092

Life & Health Insurance 0.18%					219,134

Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then
variable)	6.050	04-20-67	BBB	250	72,500

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then
variable) (S)	8.300	10-15-37	BB+	440	146,634

Managed Health Care 0.45%					540,123

Humana, Inc.,
Sr Note	8.150	06-15-38	BBB	755	540,123

Marine 0.73%					884,500

CMA CGM SA,
Sr Note (S)	7.250	02-01-13	BB–	700	269,500

Navios Maritime Holdings, Inc.,
Sr Note	9.500	12-15-14	B+	1,000	615,000

Metal & Glass Containers 0.67%					802,812

BWAY Corp.,
Sr Sub Note (S)	10.000	04-15-14	B–	315	295,312

Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	BB+	500	507,500

Movies & Entertainment 2.07%					2,500,047

Cinemark, Inc.,
Sr Disc Note	9.750	03-15-14	CCC+	245	243,163

News America Holdings, Inc.,
Gtd Note	7.750	01-20-24	BBB+	1,020	885,547
Gtd Note	7.600	10-11-15	BBB+	1,000	990,202

News America, Inc.,
Gtd Note (S)	6.900	03-01-19	BBB+	405	381,135

See notes to financial statements

Semiannual report | Income Securities Trust	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Multi-Line Insurance 1.53%					$1,849,118

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then
variable)	6.150%	11-15-66	BB+	$430	60,051

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	395	327,254

Liberty Mutual Group, Inc.,
Bond (S)	7.500	08-15-36	BBB–	885	557,298
Gtd Bond (S)	7.800	03-15-37	BB	705	289,050
Gtd Bond (S)	7.300	06-15-14	BBB–	750	615,465

Multi-Utilities 1.27%					1,531,072

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	550	589,717

Sempra Energy,
Sr Bond	8.900	11-15-13	BBB+	345	378,559

Teco Finance Inc.,
Gtd Sr Note	7.000	05-01-12	BB+	337	319,744
Gtd Sr Note	6.572	11-01-17	BB+	298	243,052

Office Electronics 0.46%					556,100

Xerox Corp.,
Sr Note	6.750	02-01-17	BBB	670	556,100

Office REIT’s 0.15%					176,301

HRPT Properties Trust,
Sr Note	6.650	01-15-18	BBB	285	176,301

Oil & Gas Drilling 0.17%					201,267

Delek & Avner Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08-01-13	BBB–	202	201,267

Oil & Gas Equipment & Services 0.13%					154,100

Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03-01-17	B	335	154,100

Oil & Gas Exploration & Production 1.94%					2,339,314

Devon Energy Corp.,
Sr Note	5.625	01-15-14	BBB+	1,025	1,067,066

EnCana Corp.,
Sr Note	6.500	05-15-19	A–	210	215,530

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	B	340	251,600

Nexen, Inc.,
Sr Note	5.875	03-10-35	BBB–	355	245,618

XTO Energy, Inc.,
Sr Note	5.900	08-01-12	BBB	545	559,500

Oil & Gas Storage & Transportation 6.11%					7,368,241

Energy Transfer Partners LP,
Sr Note	9.700	03-15-19	BBB–	330	366,589
Sr Note	8.500	04-15-14	BBB–	330	356,193

Enterprise Products Operating LP,
Gtd Jr Sub Note (7.034% to 1-15-18
then variable)	7.034	01-15-68	BB	590	371,700
Gtd Sr Note Ser B	5.600	10-15-14	BBB–	650	603,414

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	195	186,359
Sr Note	9.000	02-01-19	BBB	505	548,641
Sr Note	5.125	11-15-14	BBB	240	228,215

See notes to financial statements

14	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Oil & Gas Storage & Transportation (continued)

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500%	07-15-16	B+	$545	$455,075

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	1,580	1,559,405

ONEOK Partners LP,
Gtd Sr Note	6.150	10-01-16	BBB	705	635,873
Sr Note	8.625	03-01-19	BBB	350	355,733

Plains All American Pipeline LP,
Gtd Sr Note	6.500	05-01-18	BBB–	345	308,808

Southern Union Co.,
Jr Sub Note Ser A (7.200% to 11-1-11
then variable)	7.200	11-01-66	BB	565	290,975

TEPPCO Partners LP,
Gtd Jr Sub Note (7.00% to 6-1-17 then
variable)	7.000	06-01-67	BB	695	377,261

Williams Partners LP,
Gtd Sr Note	7.250	02-01-17	BBB–	800	724,000

Packaged Foods & Meats 1.63%					1,968,256

General Mills, Inc.,
Sr Note	5.200	03-17-15	BBB+	155	156,181

Kraft Foods, Inc.,
Sr Note	6.875	01-26-39	BBB+	315	310,056
Sr Note	6.125	02-01-18	BBB+	770	781,613
Sr Note	6.000	02-11-13	BBB+	685	720,406

Paper Packaging 0.65%					777,662

Graphic Packaging International, Inc.,
Gtd Sr Note	8.500	08-15-11	B–	445	434,987

Smurfit-Stone Container Corp.,
Sr Note (H)	8.375	07-01-12	D	1,000	210,000
Sr Note (H)	8.000	03-15-17	D	245	52,675

U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-12-13	B	160	80,000

Paper Products 0.75%					899,326

International Paper Co.,
Sr Note	7.950	06-15-18	BBB	505	439,326

Verso Paper Holdings LLC,
Gtd Sr Note Ser B	9.125	08-01-14	B+	1,000	460,000

Pharmaceuticals 0.68%					818,690

Roche Holdings, Inc.,
Gtd Note (S)	5.000	03-01-14	AA–	560	587,056

Wyeth,
Sr Sub Note	5.500	03-15-13	A+	220	231,634

Property & Casualty Insurance 0.54%					654,133

Progressive Corp.,
Jr Sub Debenture (6.700% to 6-1-17
then variable)	6.700	06-15-37	A–	330	163,434

QBE Insurance Group, Ltd.,
Sr Note (S)	9.750	03-14-14	A–	486	490,699

Publishing 0.05%					59,688

R.H. Donnelley Corp.,
Sr Disc Note Ser A-1	6.875	01-15-13	C	200	11,500
Sr Disc Note Ser A-2	6.875	01-15-13	C	300	17,250
Sr Note Ser A-4 (H)	8.875	10-15-17	C	495	30,938

See notes to financial statements

Semiannual report | Income Securities Trust	15

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Railroads 1.81%					$2,184,652

CSX Corp.,
Sr Note	6.300%	03-15-12	BBB–	$1,000	1,000,679
Sr Note	5.500	08-01-13	BBB–	620	603,075

Union Pacific Corp.,
Sr Note	5.450	01-31-13	BBB	580	580,898

Real Estate Management & Development 0.20%					235,000

Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BBB–	250	235,000

Retail REIT’s 0.30%					360,100

Simon Property Group LP,
Sr Note	10.350	04-01-19	A–	345	360,100

Soft Drinks 0.56%					676,573

Dr Pepper Snapple Group, Inc.,
Gtd Note	6.120	05-01-13	BBB–	200	199,858

PepsiCo, Inc.,
Sr Note	7.900	11-01-18	A+	395	476,715

Specialized Consumer Services 0.28%					331,200

Sotheby’s,
Sr Note (S)	7.750	06-15-15	BBB–	460	331,200

Specialized Finance 2.86%					3,450,772

American Honda Finance Corp.,
Note (S)	7.625	10-01-18	A+	655	621,570

Astoria Depositor Corp.,
Ser B (S)	8.144	05-01-21	BB	1,000	750,000

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	3.034	02-15-12	Baa2	375	324,012

CIT Group, Inc.,
Sr Note	5.000	02-13-14	BBB–	120	67,204
Sr Note Ser MTN	5.125	09-30-14	BBB–	255	140,837

CME Group, Inc.,
Sr Note	5.750	02-15-14	AA	490	515,515

ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	688	671,634

USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12
then variable) (S)	6.091	12-22-49	A	800	360,000

Specialized REIT’s 0.72%					872,105

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	505	397,349

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB–	175	168,152

Plum Creek Timberland Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	365	306,604

Specialty Chemicals 0.71%					855,800

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B+	590	513,300

Momentive Performance,
Gtd Sr Note	9.750	12-01-14	CCC	1,000	342,500

Specialty Stores 0.46%					548,685

Staples, Inc.,
Sr Note	9.750	01-15-14	BBB	500	548,685

See notes to financial statements

16	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Steel 0.42%					$503,914

Allegheny Technologies, Inc.,
Sr Note	8.375%	12-15-11	BBB–	$275	281,861

Commercial Metals Co.,
Sr Note	7.350	08-15-18	BBB	310	222,053

Tires & Rubber 0.37%					448,850

Goodyear Tire & Rubber Co.,
Sr Sec Note	8.625	12-01-11	B+	470	448,850

Tobacco 2.35%					2,836,363

Alliance One International, Inc.,
Gtd Sr Note	8.500	05-15-12	B+	245	218,050

Altria Group, Inc.,
Gtd Sr Note	9.950	11-10-38	BBB	685	751,905
Gtd Sr Note	8.500	11-10-13	BBB	800	885,033

Reynolds American, Inc.,
Sr Sec Note	7.250	06-01-13	BBB	1,000	981,375

Trading Companies & Distributors 0.46%					548,134

GATX Corp.,
Sr Note	8.750	05-15-14	BBB+	550	548,134

Wireless Telecommunication Services 2.12%					2,561,180

Digicel Group Ltd.,
Sr Note (S)	8.875	01-15-15	Caa1	1,080	783,000

Rogers Cable, Inc.,
Sr Sec Note	6.750	03-15-15	BBB–	455	468,805

Sprint Capital Corp.,
Gtd Sr Note	8.375	03-15-12	BB	500	479,375
Gtd Sr Note	6.900	05-01-19	BB	1,000	830,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Convertible bonds 0.24%					$293,693

(Cost $250,000)
Auto Parts & Equipment 0.24%					293,693

BorgWarner, Inc.,
Bond	3.500%	04-15-12	BBB	$250	293,693

			Credit
Issuer, description			rating (A)	Shares	Value (Z)

Preferred stocks 2.98%					$3,590,772

(Cost $5,106,105)

Agricultural Products 0.82%					985,156

Ocean Spray Cranberries, Inc., 6.250%, Ser A (S)			BBB–	12,500	985,156

Diversified Financial Services 0.31%					372,316

Bank of America Corp., 8.625%			BB–	26,575	372,316

Real Estate Investment Trusts 0.61%					739,600

Public Storage, Inc., 6.500%, Depositary
Shares, Ser W			BBB	40,000	739,600

See notes to financial statements

Semiannual report | Income Securities Trust	17

F I N A N C I A L   S T A T E M E N T S

			Credit
Issuer, description			rating (A)	Shares	Value (Z)

Real Estate Management & Development 0.65%					$777,700

Apartment Investment & Management Co.,
8.000%, Ser T			B+	55,000	777,700

Wireless Telecommunication Services 0.59%					716,000

Telephone & Data Systems, Inc., 7.600%,
Ser A			BBB–	40,000	716,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Tranche loans 0.21%					$250,000

(Cost $495,000)

Hotels, Resorts & Cruise Lines 0.21%					250,000

East Valley Tourist
Development Authority,
Tranche (Facility LN5501750)	7.000%	08-06-12	B–	$500	250,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

U.S. government & agency securities 32.74%					$39,477,303
(Cost $38,725,580)

U.S. Government 1.01%					1,218,710

United States Treasury,
Bond	4.500%	05-15-38	AAA	$840	903,919
Note	2.750	02-15-19	AAA	325	314,791

U.S. Government Agency 31.73%					38,258,593

Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	11.250	01-01-16	AAA	10	11,334
30 Yr Pass Thru Ctf	4.500	03-01-39	AAA	4,360	4,435,960

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-12	AAA	2	1,956
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	3,532	3,669,102
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	2,104	2,182,297
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	4,322	4,484,030
30 Yr Pass Thru Ctf	5.500	06-01-38	AAA	4,529	4,698,921
30 Yr Pass Thru Ctf	5.500	10-01-38	AAA	6,718	6,969,381
30 Yr Pass Thru Ctf	4.500	03-01-38	AAA	2,939	2,993,431
Note (E)	6.000	05-30-25	AAA	1,720	1,720,833
TBA (C)	4.500	12-01-99	AAA	1,000	1,017,500

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	4	4,661
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,370
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	12	13,658
30 Yr Pass Thru Ctf	5.500	11-15-38	AAA	1,012	1,053,297
30 Yr Pass Thru Ctf	4.500	03-15-39	AAA	4,000	4,087,812

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	225	209,250
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	186,000
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	365	321,200
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	220	193,600

See notes to financial statements

18	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Tax-exempt long-term bonds 0.41%					$494,584
(Cost $477,028)

California 0.41%					494,584

California, State of,
GO Unltd.	5.650%	04-01-39	A	$475	494,584

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Collateralized mortgage obligations 16.99%					$20,486,855
(Cost $37,380,728)

Collateralized Mortgage Obligations 16.99%					20,486,855

American Home Mortgage Assets,
Ser 2006-6 Class XP IO	2.750%	12-25-46	BBB	$13,136	328,405
Ser 2007-5 Class XP IO	3.332	06-25-47	AA	9,644	433,979

American Home Mortgage
Investment Trust,
Ser 2007-1 Class GIOP IO	2.078	05-25-47	AAA	7,988	359,458

American Tower Trust,
Ser 2007-1A Class D (S)	5.957	04-15-37	BBB	865	743,832

Banc of America Commercial
Mortgage, Inc.,
Ser 2005-6 Class A4 (P)	5.352	09-10-47	AAA	300	260,141

Banc of America Funding Corp.,
Ser 2006-B Class 6A1 (P)	5.892	03-20-36	B	881	513,731
Ser 2006-D Class 6B2 (P)	5.889	05-20-36	CCC	1,823	106,312

Bear Stearns Adjustable Rate
Mortgage Trust,
Ser 2005-1 Class B2 (P)	5.047	03-25-35	AA+	805	89,102

Bear Stearns Alt-A Trust,
Ser 2005-3 Class B2 (P)	5.249	04-25-35	AA+	552	91,203
Ser 2006-4 Class 3B1 (P)	6.221	07-25-36	CCC	2,521	89,978

Bear Stearns Commercial Mortgage
Securities, Inc.,
Ser 2006-PW14 Class D (S)	5.412	12-11-38	A	655	83,007

Citigroup Mortgage Loan Trust, Inc.,
Ser 2005-10 Class 1A5A (P)	5.830	12-25-35	AAA	672	406,073
Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	398	332,206

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Ser 2005-CD1 Class C (P)	5.399	07-15-44	AA	295	92,912

ContiMortgage Home Equity Loan Trust,
Ser 1995-2 Class A–5	8.100	08-15-25	CCC	58	50,136

Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	3.629	11-20-35	AA	9,887	282,700
Ser 2006-0A12 Class X IO	4.122	09-20-46	AAA	16,542	537,603
Ser 2006-11CB Class 3A1	6.500	05-25-36	Caa2	2,627	1,424,740

Crown Castle Towers LLC,
Ser 2006-1A Class G (S)	6.795	11-15-36	Ba2	3,000	2,639,935
Sub Bond Ser 2005-1A Class D (S)	5.612	06-15-35	Baa2	1,340	1,252,900

DB Master Finance LLC,
Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	340	215,387

DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2 IO	0.151	08-19-45	AAA	22,892	400,610

See notes to financial statements

Semiannual report | Income Securities Trust	19

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Collateralized Mortgage Obligations (continued)

First Horizon Alternative
Mortgage Securities,
Ser 2004-AA5 Class B1 (P)	5.212%	12-25-34	AA	$411	$43,673

Global Signal Trust,
Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	495	487,575
Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	460	411,754

GSR Mortgage Loan Trust,
Ser 2004-9 Class B1 (G)(P)	4.586	08-25-34	AA	812	243,323
Ser 2006-4F Class 6A1	6.500	05-25-36	BB	3,388	2,233,803

Harborview Mortgage Loan Trust,
Ser 2005-8 Class 1X IO	3.104	09-19-35	AAA	6,851	68,515
Ser 2007-3 Class ES IO	0.350	05-19-47	AAA	21,438	100,489
Ser 2007-4 Class ES IO	0.350	07-19-47	AAA	21,942	109,710
Ser 2007-6 Class ES IO (G)(S)	0.342	08-19-37	BB	15,596	73,107

Harborview NIM Corp.,
Ser 2006-9A Class N2 (S)	8.350	11-19-36	AAA	323	—

Indymac Index Mortgage Loan Trust,
Ser 2004-AR13 Class B1	5.296	01-25-35	B	331	67,181
Ser 2005-AR18 Class 1X IO	3.553	10-25-36	AAA	14,188	212,818
Ser 2005-AR18 Class 2X IO	3.256	10-25-36	AAA	14,305	170,224
Ser 2005-AR5 Class B1 (P)	4.573	05-25-35	AA	439	37,551

JPMorgan Chase Commercial Mortgage
Security, Corp.,
Ser 2005-LDP4 Class B (P)	5.129	10-15-42	Aa2	2,035	483,702

JPMorgan Mortgage Trust,
Ser 2005-S3 Class 2A2	5.500	01-25-21	B	687	611,656

Luminent Mortgage Trust,
Ser 2006-1 Class X IO	3.739	04-25-36	AAA	21,167	343,960

Merrill Lynch Mortgage Investors Trust,
Ser 2006-AF1 Class MF1 (P)	6.185	08-25-36	CCC	1,187	200,325

MLCC Mortgage Investors, Inc.,
Ser 2007-3 Class M1 (P)	5.930	09-25-37	AA	420	89,473
Ser 2007-3 Class M2 (P)	5.930	09-25-37	A	155	11,627
Ser 2007-3 Class M3 (P)	5.930	09-25-37	BBB	105	5,776

Morgan Stanley Capital I,
Ser 2005-HQ7 Class A4 (P)	5.378	11-14-42	AAA	840	742,831
Ser 2006-IQ12 Class E (P)	5.538	12-15-43	A+	640	80,266

Provident Funding Mortgage Loan Trust,
Ser 2005-1 Class B1 (P)	4.425	05-25-35	AA	411	69,745

Residential Accredit Loans, Inc.,
Ser 2005-QA12 Class NB5 (P)	5.952	12-25-35	AAA	2,989	1,433,103

Washington Mutual, Inc.,
Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	411	250,151
Ser 2005-AR4 Class B1 (P)	4.668	04-25-35	AA	1,510	282,731
Ser 2007-0A4 Class XPPP IO	1.039	04-25-47	Ca	18,173	102,223
Ser 2007-0A5 Class 1XPP IO	1.000	06-25-47	Caa3	43,230	324,223
Ser 2007-0A5 Class 2XPP IO	1.421	06-25-47	Caa3	50,968	302,624
Ser 2007-0A6 Class 1XPP IO	1.000	07-25-47	Caa3	25,338	158,366

See notes to financial statements

20	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Asset backed securities 0.35%					$416,121

(Cost $1,423,267)

Asset Backed Securities 0.35%					416,121

Dominos Pizza Master Issuer LLC,
Ser 2007-1 Class M1 (S)	7.629%	04-25-37	BB	$1,000	300,000

TXU Corp.,
Sec Bond	7.460	01-01-15	CCC	384	116,121

Short-term investments 0.50%					$600,000

(Cost $600,000)

U.S. Government Agency 0.50%					600,000

Federal Home Loan Bank,
Discount Note (G)	Zero	05-01-09	AAA	$600	600,000

Total investments (Cost $214,116,706)† 142.66%					$172,009,954

Liabilities in excess of other assets (42.66%)					($51,432,937)

Total net assets 100.00%					$120,577,017

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

GO General Obligation Gtd Guaranteed

IO Interest Only (carries notional principal amount)

MTN Medium-Term Note

PIK Paid In Kind

REIT Real Estate Investment Trust

SBA Small Business Administration

TBA To Be Announced

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(C) Purchased on a forward commitment.

(E) All or a portion of this security has been segregated as collateral for the security with forward commitments.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $28,059,912 or 23.27% of the net assets of the Fund as of April 30, 2009.

(Z) All or a portion of these securities are segregated as collateral for the Revolving Credit Agreement (see Note 9).

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $214,647,809. Net unrealized depreciation aggregated $42,637,855, of which $5,542,963 related to appreciated investment securities and $48,180,818 related to depreciated investment securities.

See notes to financial statements

Semiannual report | Income Securities Trust	21

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments, at value (Cost $214,116,706)	$172,009,954
Cash	18,543
Receivable for investments sold	2,188,828
Interest receivable	4,353,772
Prepaid RCA administration fees (Note 9)	11,654
Receivable from affiliates	28,156

Total assets	178,610,907

Liabilities

Payable for investments purchased	2,333,631
Payable for delayed delivery securities purchased	1,022,148
Revolving credit agreement payable (Note 9)	53,000,000
Unrealized depreciation of swap contracts (Note 3)	1,482,838
Interest payable (Note 9)	10,714
Payable to affiliates
Accounting and legal services fees	6,912
Transfer agent fees	11,224
Management fees	69,585
Other liabilities and accrued expenses	96,838

Total liabilities	58,033,890

Net assets

Capital paid-in	$181,316,657
Accumulated net investment income	1,813,334
Accumulated net realized loss on investments and swap contracts	(18,963,384)
Net unrealized depreciation on investments and swap contracts	(43,589,590)

Net assets	$120,577,017

Net asset value per shares

Based on 11,436,233 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$10.54

See notes to financial statements

22	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,387,696
Dividends	193,215
Less foreign taxes withheld	(803)

Total investment income	8,580,108

Expenses

Investment management fees (Note 6)	521,415
Accounting and legal services fees (Note 6)	16,836
Interest expense (Note 9)	632,284
Transfer agent fees	65,832
Printing fees	50,580
Professional fees	96,328
Custodian fees	27,943
Registration and filing fees	27,799
Trustees’ fees	23,573
Miscellaneous	10,720

Total expenses	1,473,310

Net investment income	7,106,798

Realized and unrealized gain (loss)

Net realized loss on
Investments	(7,457,032)
Swap contracts	(330,497)
(7,787,529)
Change in net unrealized appreciation (depreciation) of
Investments	5,667,241
Swap contracts	(356,577)
5,310,664
Net realized and unrealized loss	(2,476,865)

Increase in net assets from operations	$4,629,933

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

Semiannual report | Income Securities Trust	23

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period	Year
	ended	ended	ended
	4-30-09[1]	10-31-08[2]	12-31-07

Increase (decrease) in net assets

From operations
Net investment income	$7,106,798	$11,880,844	$15,109,704
Net realized loss	(7,787,529)	(526,797)	(1,642,786)
Change in net unrealized appreciation
(depreciation)	5,310,664	(43,911,252)	(6,071,134)
Distributions to APS	—	(1,747,235)	(4,740,155)

Increase (decrease) in net assets
resulting from operations	4,629,933	(34,304,440)	2,655,629

Distributions to common shareholders
From net investment income	(6,010,695)	(9,560,908)	(10,400,867)

From Fund share transactions (Note 7)	494,618	515,172	889,931

Total decrease	(886,144)	(43,350,176)	(6,855,307)

Net assets

Beginning of period	121,463,161	164,813,337	171,668,644

End of period	$120,577,017	$121,463,161	$164,813,337

Accumulated net investment income	$1,813,334	$717,231	$276,098

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

24	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of cash flows 4-30-09 (unaudited)

This statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
period ended
4-30-09

Cash flows from operating activities

Net increase in net assets from operations	$4,629,933
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(95,620,672)
Investments sold	96,700,272
Increase in short term investments	(600,000)
Net amortization of premium (discount)	2,593,449
Increase in dividends and interest receivable	(937,920)
Increase in receivable from affiliates	(12,302)
Increase in payable for investments purchased	2,118,209
Increase in receivable for investments sold	(1,455,983)
Decrease in prepaid arrangement fees	62,039
Increase in unrealized depreciation of swap contracts	356,577
Decrease in payable to affiliates	(19,800)
Decrease in interest payable	(11,602)
Increase in accrued expenses	9,709
Net change in unrealized (appreciation) depreciation on investments	(5,667,241)
Net realized (gain) loss on investments	7,457,032

Net cash provided by operating activities	$9,601,700

Cash flows from financing activities
Repayments of revolving credit agreement payable	($5,000,000)
Cash distributions to common shareholders net of reinvestments	(5,516,077)

Net cash used in financing activities	($10,516,077)

Net decrease in cash	(914,377)

Cash at beginning of period	$932,920

Cash at end of period	$18,543

Supplemental disclosure of cash flow information

Cash paid for interest	$599,254
Noncash financing activities not included herein consist of
reinvestment of distributions	494,618

See notes to financial statements

Semiannual report | Income Securities Trust 25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES
Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03
Per share operating performance

Net asset value, beginning
of period	$10.67	$14.53	$15.22	$15.30	$16.19	$16.53	$16.31
Net investment income[3]	0.62	1.05	1.34	1.26	1.20	1.22	0.93
Net realized and unrealized
gain (loss) on investments	(0.22)	(3.92)	(0.69)	(0.03)	(0.81)	(0.25)	0.63
Distribution to APS[4]	—	(0.15)	(0.42)	(0.38)	(0.25)	(0.12)	(0.02)
Total from investment
operations	0.40	(3.02)	0.23	0.85	0.14	0.85	1.54
Less distributions
to common shareholders
From net investment income	(0.53)	(0.84)	(0.92)	(0.93)	(1.03)	(1.19)	(0.96)
From net realized gain	—	—	—	—	—	—	(0.26)
Total distributions	(0.53)	(0.84)	(0.92)	(0.93)	(1.03)	(1.19)	(1.22)
Capital charges
Offering costs
and underwriting discounts
related to APS	—	—	—	—	—	—	(0.10)
Net asset value, end
of period	$10.54	$10.67	$14.53	$15.22	$15.30	$16.19	$16.53
Per share market value,
end of period	$10.33	$9.67	$12.85	$14.75	$13.68	$15.68	$15.39
Total return at net asset
value (%)[5]	4.06[6]	(21.36)[6]	1.97	6.24	1.36[7]	5.70[7]	9.57[7]
Total return at market
value (%)[5]	12.54[6]	(19.41)[6]	(6.94)	15.15	(6.42)	9.95	13.49

Ratios and supplemental data

Net assets applicable
to common shares, end
of period (in millions)	$121	$121	$165	$172	$172	$180	$183
Ratios (as a percentage
of average net assets):
Expenses (excluding
interest expense)	1.46[8]	1.41[8]	1.16[9]	1.17[9]	1.16[9]	1.14[9]	0.87[9]
Interest expense (Note 9)	1.09[8]	0.76[8]	—	—	—	—	—
Expenses (including interest
expense)	2.55[8]	2.17[8]	1.16[9]	1.17[9]	1.16[9]	1.14[9]	0.87[9]
Net investment income	12.31[8]	9.37[8]	8.87[10]	8.30[10]	7.62[10]	7.44[10]	5.58[10]
Portfolio turnover (%)	46	40	54	94	148	135	273

See notes to financial statements

26	Income Securities Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03

Senior securities

Total value of APS outstanding
(in millions)	—	—	$90	$90	$90	$90	$90
Involuntary liquidation
preference per unit
(in thousands)	—	—	$25	$25	$25	$25	$25
Average market value per unit
(in thousands)	—	—	$25	$25	$25	$25	$25
Asset coverage per unit[11]	—	—[12]	$71,228	$73,375	$72,470	$75,049	$75,402
Total debt outstanding end
of period (in millions) (Note 9)	$53	$58	—	—	—	—	—
Asset coverage per $1,000
of APS[13]	—	—	$2,851	$2,928	$2,928	$3,027	$3,047
Asset coverage per $1,000
of debt[14]	$3,275	$3,094	—	—	—	—	—

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 APS were issued on 11-4-03.

5 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

6 Not annualized.

7 Unaudited.

8 Annualized.

9 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.81%, 0.76%, 0.77%, 0.77%, and 0.76% for the periods ended 12-31-03, 12-31-04, 12-31,05, 12-31-06 and 12-31-07, respectively.

10 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.19%, 4.99%, 5.06%, 5.45%, and 5.82% for the periods ended 12-31-03, 12-31-04, 12-31-05, 12-31-06 and 12-31-07, respectively.

11 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

12 In May 2008, the Fund entered into a Revolving Credit Agreement with a third-party commercial bank in order to refinance the APS. The redemption of all APS was completed on June 12, 2008.

13 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end (Note 8).

14 Asset coverage equals the total net assets plus borrowings divided by the borrowing of the Fund outstanding at period end (Note 8).

See notes to financial statements

Semiannual report | Income Securities Trust	27

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Income Securities Trust (the Fund) is a closed-end diversified investment management company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

28	Income Securities Trust | Semiannual report

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$2,605,616	—

Level 2 — Other Significant Observable Inputs	163,965,323	($1,482,838)

Level 3 — Significant Unobservable Inputs	5,439,015	—

Total	$172,009,954	($1,482,838)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of October 31, 2008	$9,581,198	$—

Accrued discounts/premiums	(274,660)	—

Realized gain (loss)	(15,084)	—

Change in unrealized appreciation (depreciation)	(634,140)	—

Net purchases (sales)	(2,164,222)	—

Transfers in and/or out of Level 3	(1,054,077)	—

Balance as of April 30, 2009	$5,439,015	$—

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Overdrafts

Pursuant to the custodian agreement, State Street Corporation (the Custodian) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. With respect to the amount of any overdraft, the Custodian has a lien, security interest or security entitlement in Fund property to the extent such property or assets are not pledged under the Committed Facility Agreement and to the maximum extent permitted by law.

Semiannual report | Income Securities Trust	29

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Stripped securities

Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

When-issued/delayed delivery securities

The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

Statement of cash flows

The cash amount shown in the Statement of cash flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $10,665,168 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforwards expire as follows: October 31, 2012 — $2,123,466, October 31, 2013 —$2,443,482, October 31, 2014 — $3,342,775, October 31, 2015 — $1,351,797 and October 31, 2016 — $1,403,648.

30	Income Securities Trust | Semiannual report

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares dividends and distributes income quarterly. Capital gains distributions, if any, are distributed annually. During the year ended December 31, 2007, the tax character of distributions paid was ordinary income of $15,141,022. During the period ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $11,308,143. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of April 30, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Financial instruments

Swap contracts

The Fund may enter into interest rate, credit default, cross-currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks, or to enhance the Fund’s income. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Semiannual report | Income Securities Trust	31

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (ISDA Master Agreements) with select counterparties that govern over-the-counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties, events of default, termination events and other standard provisions. A Credit Support Annex that accompanies a Schedule (Schedule) to ISDA Master Agreements includes provisions outlining the general obligations of the Fund and counterparties relating to collateral. Termination events may include a decline in a Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to elect to terminate early and calculate damages based on that termination with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Fund.

Interest rate swap agreements

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund had the following interest rate swap contract open on April 30, 2009:

NOTIONAL	FIXED PAYMENTS	VARIABLE PAYMENTS	TERMINATION		UNREALIZED
AMOUNT	MADE BY FUND	RECEIVED BY FUND	DATE	COUNTERPARTY	DEPRECIATION

				Bank of
$29,000,000	4.6875%	3-month LIBOR (a)	Sep 2010	America	($1,482,838)

(a) At April 30, 2009, the 3-month LIBOR rate was 1.0163%.

Note 4
Risk and uncertainties

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Leverage utilization risk

The Fund utilizes leverage to increase assets available for investment. See Note 8 for risks associated with the utilization of leverage.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/ or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments

32	Income Securities Trust | Semiannual report

on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a quarterly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average weekly net asset value and the value attributable to the revolving credit agreement (collectively, managed assets), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average weekly managed assets in excess of $300,000,000. The effective management fee rate is 0.62% of the Fund’s average managed assets for the period ended April 30, 2009. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affili-ates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Semiannual report | Income Securities Trust	33

Note 7
Fund share transactions

Common shares

The Fund is authorized to issue an unlimited number of common shares with no par value. Transactions in common shares for the periods ended April 30, 2009 and October 31, 2008, and the year ended December 31, 2007, are as follows:

	Period ended	4-30-09[1]	Period ended	10-31-08[2]	Year ended	12-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Distributions
reinvested	49,524	$494,618	40,345	$515,172	64,325	$889,931

1Semiannual period from 11-1-08 to 4-30-09.

2For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

Note 8 Leverage

The Fund utilizes a Revolving Credit Agreement (RCA) to increase its assets available for investment. In prior fiscal periods, the Fund used Auctioned Preferred Shares (APS) for leverage. When the Fund leverages its assets, common shareholders pay all fees associated with and have the potential to benefit from leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks which may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the credit RCA

• increased operating costs, which may reduce the Fund’s total return to the holders of common shares

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

• the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, return would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

The Fund issued 3,560 shares of APS on November 4, 2003, in a public offering. Effective May 2, 2008, the Fund’s Trustees approved a plan whereby a third party commercial bank has agreed to provide a revolving credit agreement that will enable a refinancing of the Fund’s APS. The facility was used to redeem the outstanding APS and allowed the Fund to change its form of leverage from APS to debt. The redemption of all series was completed on June 12, 2008. Below is a comparison of the leverage methods utilized by the Fund:

34	Income Securities Trust | Semiannual report

	APS	RCA

Required Asset Coverage	200%	300% at the time of any borrowing

Maximum Leverage	$90 million	$77 million
Amount

Costs Associated	Dividends paid to preferred	Interest expense (overnight
with Leverage	shareholders (maximum rate	Eurodollar plus 0.95%), or elect
	equals the overnight commercial	to convert the interest rate to an
	paper rate plus 1.25%)	alternative rate, which is the greater
of the prime rate in effect on such
day or the Federal Funds rate in effect
on such day plus 0.50%

	APS auction fees	Arrangement fee *

	Auction agent expenses	Facility fees (0.20% and $38,500
per annum).

Preferred share transfer
agent expenses

*Administration fee is $124,768 amortized over the first year of the RCA.

Note 9
Revolving credit agreement

Effective June 5, 2008, the Fund entered into a RCA with a third party commercial bank that allows it to borrow up to an initial limit of $77 million and to invest the borrowings in accordance with its investment practices. Borrowings under the RCA are secured by all the assets of the Fund. Interest is charged at annualized Eurodollar rate plus 0.95% and is payable monthly. In addition, the Fund may elect to convert the interest rate to an alternative rate, which is the greater of the prime rate in effect on such day or the Federal Funds rate in effect on such day plus 0.50%.

Under the terms of the RCA, the Fund also pays an administration fee of $38,500 in each year of the agreement and facility fees of 0.20% per annum on the unused portion of the facility. In addition, the Fund incurred $86,268 of legal fees associated with the execution of the RCA. The administration fees and the legal fees are amortized during the first year of the agreement. Administration and facility fees expensed for the period ended April 30, 2009 amounted to $62,040 and $23,167, respectively, and are included in interest expense in the Statement of Operations. As of April 30, 2009, the Fund had borrowings of $53,000,000 at an interest rate 1.4033% and is reflected in the revolving credit agreement on the Statement of Asset and Liabilities. For the period from November 1, 2008 to April 30, 2009, the average borrowings under the RCA and the effective average interest rate (annualized) were $53,364,641 and 2.3893%, respectively. The maturity date of the RCA is June 3, 2009. However, the maturity date may be extended up to 364 days by giving written notice to the lender of not more than 150 days and not less 60 days of the maturity date. Also, the RCA may be in default and result in immediate termination if certain asset coverage requirements or minimum net asset amounts are not met. Finally, the Fund may terminate the agreement with one business day’s notice.

Note 10
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $72,003,720 and $72,613,523, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S.

Semiannual report | Income Securities Trust	35

government aggregated $6,072,796 and $4,758,731, respectively, during the period ended April 30, 2009.

Note 11
Subsequent event

Effective June 2, 2009, the Fund entered into a new Committed Facility Agreement (the CFA) agreement with a third party commercial bank. This agreement replaces the existing RCA, which was set to terminate on June 3, 2009. The new agreement allows the Fund to borrow up to a limit of $58 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund.

36	Income Securities Trust | Semiannual report

Investment objective and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the NYSE. The Fund’s investment objective is to generate a high level of current income consistent with prudent investment risk. The Fund invests in a diversified portfolio of freely marketable debt securities and may invest an amount not exceeding 20% of its assets in income-producing preferred and common stock. Under normal circumstances, the Fund will invest at least 80% of net assets in income securities. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. “Net assets” is defined as net assets plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

It is contemplated that at least 75% of the value of the Fund’s total assets will be represented by debt securities, which have at the time of purchase a rating within the four highest grades as determined by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. The Fund intends to engage in short-term trading and may invest in repurchase agreements.

Bylaws and Declaration of Trust

In November 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws.

On August 21, 2003, shareholders approved the amendment of the Fund’s bylaws effective August 26, 2003, to provide for the issuance of preferred shares. Effective March 9, 2004, the Trustees approved additional changes to conform with the Fund’s maximum dividend rate on the preferred shares with the rate used by other John Hancock funds.

On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

On March 31, 2008, the shareholders approved an amendment to the Fund’s Declaration of Trust to permit the Fund’s Board of Trustees to delegate the authority to declare dividends to a Dividend Committee consisting of officers, employees or agents of the Fund.

Financial futures contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund’s ability to hedge successfully will depend on the Adviser’s ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of

Semiannual report | Income Securities Trust	37

the Fund’s futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund’s total assets.

Dividends and distributions

During the period ended April 30, 2009, dividends from net investment income totaling $0.5273 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

INCOME
PAYMENT DATE	DIVIDEND

December 31, 2008	$0.2672
March 31, 2009	0.2601

Dividend reinvestment plan

The Fund offers its common shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Any holder of common shares of record of the Fund may elect to participate in the Plan and receive the Fund’s common shares in lieu of all or a portion of the cash dividends. The Plan is available to all common shareholders without charge. Mellon Investor Services (the Plan Agent) will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www. melloninvestor.com showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund has authorized the Dividend Committee to declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund’s common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend, otherwise payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder, by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the NYSE on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the shareholder’s account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within five to seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

Participation in the Plan may be terminated at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site, and such termination will be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A

38	Income Securities Trust | Semiannual report

shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for common shares of the Fund on the NYSE as of the dividend payment date. Distributions from the Fund’s long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, New Jersey 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting (unaudited)

On May 18, 2009, an adjourned session of the Annual Meeting of the Shareholders of John Hancock Income Securities Trust was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting upon the proposals listed below.

Shareholders of the Fund approved Proposal 1 and Proposal 3 and the votes cast were as follows:

Proposal 1: To elect eleven Trustees to serve until their respective successors have been duly elected and qualified.

		WITHHELD
	FOR	AUTHORITY

James R. Boyle	7,052,704	352,784
James F. Carlin	7,143,183	262,305
William H. Cunningham	7,128,892	276,596
Deborah C. Jackson	7,126,368	279,120
Charles L. Ladner	7,131,790	273,698
Stanley Martin	7,134,723	270,765
Patti McGill Peterson	7,133,457	272,031
John A. Moore	7,135,268	270,220
Steven R. Pruchansky	7,143,594	261,894
Gregory A. Russo	7,144,372	261,116
John G. Vrysen	7,138,169	267,319

Semiannual report | Income Securities Trust	39

*Proposal 2: To amend the Fund’s Declaration of Trust to divide the Board into three classes of Trustees and to provide for shareholder approval of each such class every three years.

For	4,535,324
Against	1,666,253
Withheld	177,377
Broker Non-Votes	1,026,534

*The proposal to amend the Declaration of Trust did not receive sufficient votes from the Fund’s shareholders.

Proposal 3: To adopt a new form of investment advisory agreement.

For	5,833,485
Against	269,097
Withheld	255,162
Broker Non-Votes	1,047,744

40	Income Securities Trust | Semiannual report

Evaluation by the Board of New Form of Investment Advisory Agreement

At its meeting on December 8-9, 2008, the Board, including all the Independent Trustees, approved a new form of Advisory Agreement for the Fund.

The Board, including the Independent Trustees, is responsible for selecting the Fund’s investment adviser, approving the Adviser’s selection of fund subadvisers and approving the Fund’s advisory and subadvisory agreements, their periodic continuation and any amendments.

Consistent with SEC rules, the Board regularly evaluates the Fund’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Fund and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

• the nature, extent and quality of the services to be provided by the Adviser or subadviser, as the case may be, to the Fund;

• the investment performance of the Fund;

• the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund;

• the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with the Fund; and

• comparative services rendered and comparative advisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Fund’s Advisory Agreement.

At its meeting on June 10, 2008, the Board approved the annual continuation of the Advisory Agreement with respect to the Fund and considered each of the factors listed above. A discussion of the basis of the Board’s approval of the Advisory Agreement and its consideration of such factors at that meeting is included in the shareholder report dated October 31, 2008. A copy of the relevant report may be obtained by calling 1-800-225-5291 (TDD – 1-800-554-6713) or by writing to the Fund at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Salvatore Schiavone, and is also available on the Internet at www.jhfunds.com.

In evaluating the Advisory Agreement at its meeting on June 10, 2008, the Board reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data typically covered the period since the Fund’s inception through December 31, 2007;

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group;

(iii) the advisory fees of comparable portfolios of other clients of the Adviser;

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale;

(vi) the Adviser’s record of compliance with applicable laws and regulations, with the

Semiannual report | Income Securities Trust	41

Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s compliance department;

(vii) the background and experience of senior management and investment professionals; and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser. In addition, the Board took into account the non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser supported renewal of the Advisory Agreement.

Fund performance

The Board considered the Fund’s performance results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board concluded that the Fund’s investment process and particular investments seemed consistent with the Fund’s investment objectives, strategy and style.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services in comparison to the advisory fees for the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio and net expense ratio after waivers and reimbursements.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming

42	Income Securities Trust | Semiannual report

largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Fund’s advisory fees were not unreasonable, taking into account fee rates offered to others by the Adviser, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

December 2008 Meeting

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting, the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Fund, including those who served as officers of the Fund, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and efforts undertaken by a working group comprised by a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, to evaluate the proposal to approve a new form of Agreement, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would bring all advisory fee payment mechanics for the John Hancock Fund Complex into conformity and will result in greater administrative efficiencies for the Fund.

Semiannual report | Income Securities Trust	43

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment Management
Deborah C. Jackson*	(U.S.), LLC
Charles L. Ladner
Dr. John A. Moore	Custodian
Steven R. Pruchansky	State Street Bank and Trust Company
Gregory A. Russo
John G. Vrysen†	Transfer agent
*Member of the Audit Committee	Mellon Investor Services
†Non-Independent Trustee
Legal counsel
Officers	K&L Gates LLP
Keith F. Hartstein
President and Chief Executive Officer	Stock symbol
Listed New York Stock Exchange: JHS
Thomas M. Kinzler
Secretary and Chief Legal Officer	For shareholder assistance
refer to page 39
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-852-0218.

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

44	Income Securities Trust | Semiannual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P60SA 4/09
6/09

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached and “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 18, 2009